Restatement of Previously Issued Financial Statements - Additional Information (Details) - USD ($)		9 Months Ended
	Mar. 02, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Additional paid in capital		$ 2,657,000			$ 2,257,000	$ 1,499,000
Accumulated deficit		22,997,000			16,309,000	$ 8,982,000
Mcap Acquisition Corp
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Minimum net tangible assets upon redemption of common stock subject to possible redemption	$ 5,000,001	5,000,001
Additional paid in capital	0				24,209
Accumulated deficit	(31,692,690)	(33,776,390)			$ (18,950)
Adjustments | Mcap Acquisition Corp
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Additional paid in capital	(5,850,752)		$ (3,313,835)	$ (5,782,541)
Accumulated deficit	(30,840,790)		$ (30,857,790)	$ (30,846,912)
Adjustments | Reclassification Of Permanent Equity Into Temporary Equity | Mcap Acquisition Corp
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Additional paid in capital	5,000,000.0	5,900,000
Accumulated deficit	$ 31,700,000	$ 30,800,000
Reclassification Of Permanent Equity Into Temporary Equity.	1,387,316	3,669,191